Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets
Summary of identifiable intangible assets

	December 31, 2022
	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Finite-lived intangible assets:
Developed technology	10.0	$5,989	$(5,805)	$184
Trademarks/Tradenames	10.0	462	(386)	76
Total		$6,451	$(6,191)	$260

Schedule of gross amount and accumulated impairment loss of indefinite-lived intangible assets

	December 31, 2022
	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Finite-lived intangible assets:
Developed technology	10.0	$5,989	$(5,805)	$184
Trademarks/Tradenames	10.0	462	(386)	76
Total		$6,451	$(6,191)	$260

The gross amount and accumulated impairment loss of indefinite-lived intangible assets are as follows (in thousands):

	December 31,
	2023	2022
Indefinite-lived intangible assets
Gross amount	$—	$20,721
Accumulated impairment loss	—	(20,721)
Total Indefinite-lived intangible assets	$—	$—